Related undertakings (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of full list of related undertakings

	Share	Reg
Company name	class	office
Australia
LNRS Data Services (Australia) Pty Ltd	Ordinary	AUS1
Reed Exhibitions Australia Pty Ltd	Ordinary	AUS2
Reed International Books Australia Pty Ltd	Ordinary	AUS2
RELX Australia Pty Ltd	Ordinary	AUS2
ThreatMetrix Pty Ltd	Ordinary	AUS2

Austria
LexisNexis Verlag ARD ORAC GmbH & Co KG	Partnership Interest	AUT2
ORAC GmbH	Ordinary	AUT2
RELX Austria GmbH	Ordinary	AUT3
RX CEE GmbH	Ordinary	AUT1
RX Salzburg GmbH	Ordinary	AUT3
RX Wien GmbH	Ordinary	AUT1
Standout GmbH	Ordinary	AUT4

Belgium
LexisNexis BV	Ordinary	BEL1

Brazil
Elsevier Editora Ltda	Quotas	BRA1
Fircosoft Brasil Consultoria e Servicos de Informatica Ltda	Quotas	BRA2
Gestora de Inteligência de Crédito S.A. (20%)	Common, Preferred	BRA8
LexisNexis Informações e Sistemas Empresariais Ltda	Quotas	BRA6
LexisNexis Serviços de Análise de Risco Ltda	Quotas	BRA7
MLex Brasil Midia Mercadologica Ltda	Quotas	BRA4
Reed Exhibitions Alcântara Machado Ltda	Quotas	BRA3
SST Software do Brasil Ltda	Quotas	BRA5

Canada
Elsevier Canada Inc.	Common	CAN2
LexisNexis Canada Inc.	Class B	CAN1
RELX Canada Ltd	Common	CAN1

China
Bakery China Exhibitions Co., Ltd (25%)	Ordinary	CHN1
Beijing Medtime Elsevier Education Technology Co., Ltd (49%)	Common	CHN2
C-One Energy (Guangzhou) Co., Ltd	Ordinary	CHN5
ICIS Consulting (Beijing) Co., Ltd (Liquidation in progress)	Ordinary	CHN18
KeAi Communications Co., Ltd (49%)	Ordinary	CHN15
LexisNexis Information Technology Co. Ltd	Ordinary	CHN19
LexisNexis Risk Solutions (Shanghai) Information Technologies Co. Ltd	Common	CHN7
LNRS Data Services (Shanghai) Co Ltd	Ordinary	CHN13
Reed Elsevier Information Technology (Beijing) Co., Ltd	Common	CHN3
Reed Exhibitions (China) Co., Ltd	Ordinary	CHN4
Reed Exhibitions Hengjin Co., Ltd (51%)	Ordinary	CHN12
Reed Exhibitions (Shanghai) Co., Ltd	Ordinary	CHN10
Reed Huabai Exhibitions (Beijing) Co., Ltd (51%)	Ordinary	CHN4
Reed Huabo Exhibitions (Shenzhen) Co., Ltd (65%)	Ordinary	CHN16
Reed Huaqun Exhibitions Co., Ltd (52%)	Ordinary	CHN4
Reed Exhibitions Kuozhan (Shanghai) Co., Ltd (60%)	Ordinary	CHN8
Reed Sinopharm Exhibitions Co., Ltd (50%)	Ordinary	CHN4
RELX (China) Investment Co., Ltd	Ordinary	CHN9
RX (Shenzhen) Co., Ltd	Ordinary	CHN6
Shanghai Datong Medical Information Technology Co., Ltd	Ordinary	CHN17
Shanghai SinoReal Exhibitions Co., Ltd (27.5%)	Ordinary	CHN11
Z&R Exhibitions Co., Ltd (27.5%)	Ordinary	CHN14

Colombia
LexisNexis Risk Solutions SAS	Ordinary	COL1

Denmark
Elsevier A/S	Ordinary	DNK1

Egypt
Elsevier Egypt LLC	Ordinary	EGY1

	Share	Reg
Company name	class	office
France
Closd SAS	Ordinary	FRA9
Elsevier Holding France SAS	Ordinary	FRA1
Elsevier Masson SAS	Ordinary	FRA1
Evoluprint SAS	Ordinary	FRA2
Fircosoft SAS	Ordinary	FRA8
GIE EDI Data (83%)	Ordinary	FRA3
GIE Juris Data	Ordinary	FRA3
LexisNexis Business Information Solutions SA	Ordinary	FRA3
LexisNexis Business Information Solutions Holding SA	Ordinary	FRA5
LexisNexis International Development & Services SAS	Ordinary	FRA3
LexisNexis SA	Ordinary	FRA3
Reed Exhibitions ISG SARL	Ordinary	FRA6
RELX France SA	Ordinary	FRA6
RELX France Services SAS	Ordinary	FRA8
RX France SAS	Ordinary	FRA4
SAFI SA (50%)	Ordinary	FRA7

Germany
BehavioSec GmbH	Ordinary	DEU7
Elsevier GmbH	Ordinary	DEU3
Elsevier Information Systems GmbH	Ordinary	DEU2
IPlytics GmbH	Ordinary	DEU8
LexisNexis GmbH	Ordinary	DEU4
PatentSight GmbH	Ordinary	DEU6
RELX Deutschland GmbH	Ordinary	DEU1
RX Deutschland GmbH	Ordinary	DEU1
Tschach Solutions GmbH	Ordinary	DEU5

Greece
Mack Brooks Hellas SA (87.36%) (Liquidation in progress)	Ordinary	GRE1

Hong Kong
Ascend China Holding Ltd	Ordinary	HNK4
JC Exhibition and Promotion Ltd (65%)	Ordinary	HNK4
JYLN Sager Ltd	Ordinary	HNK2
LNRS Data Services (China) Ltd	Ordinary	HNK1
Reed Exhibitions Ltd	Ordinary	HNK4
RELX (Greater China) Ltd	Ordinary	HNK3

India
FircoSoft India Private Ltd	Ordinary	IND2
Next Events Private Ltd	Ordinary	IND1
Parity Computing India Private Ltd	Ordinary	IND3
Reed Elsevier Publishing (India) Private Ltd	Ordinary	IND1
Reed Manch Exhibitions Private Ltd	Ordinary	IND1
Reed Triune Exhibitions Private Ltd (72%)	Ordinary	IND4
RELX India Private Ltd	Ordinary	IND1

Indonesia
PT Reed Exhibitions Indonesia (70%)	Class A Preferred	IDN1
Class B Common
PT RELX Information Analytics Indonesia	Ordinary	IDN2

Irish Republic
Elsevier Services Ireland Ltd	Ordinary	IRL2
LexisNexis Risk Solutions (Europe) Ltd	Ordinary	IRL1
LexisNexis Risk Solutions (Ireland) Ltd	Ordinary	IRL1
3D4Medical Ltd	Ordinary	IRL3

Israel
LexisNexis Israel Ltd	Ordinary	ISR1

Italy
Elsevier SRL	Registered Capital	ITA1
ICIS Italia SRL	Ordinary	ITA2
RX Italy SRL	Ordinary	ITA1

28 Related undertakings (continued)

	Share	Reg
Company name	class	office
Japan
Ascend Japan KK	Ordinary	JPN1
Elsevier Japan KK	Ordinary	JPN2
LexisNexis Japan KK	Ordinary	JPN2
PatentSight Japan Inc.	Common	JPN2
RX Japan KK	Ordinary	JPN3

Korea (Republic of)
Elsevier Korea LLC	Ordinary	KOR1
LexisNexis Legal and Professional Service Korea Ltd	Ordinary	KOR2
Reed Exhibitions Korea Ltd	Ordinary	KOR3
Reed Exporum Ltd (60%)	Ordinary	KOR4
Reed K. Fairs Ltd (70%)	Ordinary	KOR3

Macau
Reed Exhibitions Macau Ltd	Ordinary	MAC1

Malaysia
LexisNexis Malaysia Sdn Bhd	Ordinary	MYS1

Mexico
Masson-Doyma Mexico, S.A.	Ordinary	MEX1
Reed Exhibitions Mexico S.A. de C.V.	Fixed	MEX2

Netherlands
AGRM Solutions C.V.	Partnership Interest	NLD1
Caselex B.V.	Ordinary	NLD1
Elsevier B.V.	Ordinary	NLD1
ICIS Benchmarking Europe B.V.	Ordinary	NLD1
LexisNexis Business Information Solutions B.V.	Ordinary	NLD1
LNRS Data Services B.V.	Ordinary	NLD1
Misset Uitgeverij B.V. (49%)	Ordinary	NLD2
RELX Employment Company B.V.	Ordinary	NLD1
RELX Finance B.V.	Ordinary	NLD1
RELX Holdings B.V.	Ordinary	NLD1
RELX Nederland B.V.	Ordinary	NLD1
RELX Overseas B.V.	Ordinary RE	NLD1

New Zealand
LexisNexis NZ Ltd	Ordinary	NZL1

Philippines
Reed Elsevier Shared Services (Philippines) Inc.	Common	PHL1

Poland
AI Digital Contracts Sp. z.o.o. (75%)	Ordinary	POL1
Elsevier Sp. z.o.o.	Ordinary	POL2

Russia
Elsevier LLC (Liquidation in progress)	Participation Shares	RUS2
LexisNexis LLC (Liquidation in progress)	Participation Shares	RUS3
Real Estate Events Direct LLC (80%) (Liquidation in progress)	Participation Shares	RUS1
RELX LLC (Liquidation in progress)	Participation Shares	RUS1

Singapore
Elsevier (Singapore) Pte Ltd	Ordinary	SGP1
Lexis-Nexis Philippines Pte Ltd	Ordinary-B, Preference	SGP2
LNRS Data Services Pte Ltd	Ordinary	SGP3
RE (HAPL) Pte Ltd	Ordinary	SGP1
RELX (Singapore) Pte Ltd	Ordinary	SGP2

South Africa
Globalrange SA (Pty) Ltd	Ordinary	ZAF1
LexisNexis (Pty) Ltd (78%)	A-Ordinary	ZAF2
LexisNexis Risk Management (Pty) Ltd (78%)	Ordinary	ZAF2
LexisNexis South Africa Shared Services (Pty) Ltd	Ordinary	ZAF2

	Share	Reg
Company name	class	office
Reed Events Management (Pty) Ltd (90%)	Ordinary	ZAF2
Reed Exhibitions (Pty) Ltd (90%)	Ordinary	ZAF2
Reed Exhibitions Group (Pty) Ltd (90%)	Ordinary	ZAF2
Reed Venue Management (Pty) Ltd (90%)	Ordinary	ZAF2
RELX (Pty) Ltd	Ordinary	ZAF2

Spain
Elsevier Espana SL	Participations	ESP1

Sweden
Behaviometrics AB	Ordinary	SWE1

Switzerland
Fircosoft Schweiz GmbH (Liquidation in progress)	Ordinary	CHE1

Taiwan
Elsevier Taiwan LLC	Ordinary	TWN1

Thailand
Reed Tradex Company Ltd (49%)	Ordinary, Preference	THA1
RELX Holding (Thailand) Co., Ltd	Ordinary	THA2
RELX Information Analytics (Thailand) Co., Ltd	Ordinary	THA3

Turkey
Elsevier STM Bilgi Hizmetleri Limited Şirketi	Ordinary	TUR1
Mack Brooks Fuarcilik A.S.	Registered Capital	TUR3
Reed Tüyap Fuarcilik A.S. (50%)	A Ordinary, B Ordinary	TUR2

United Arab Emirates
Reed Exhibitions FZ-LLC	Ordinary	UAE1
RELX Middle East FZ-LLC	Ordinary	UAE2

United Kingdom
3rd Street Group Ltd	Ordinary	GBR3
Butterworths Ltd	Ordinary	GBR4
Cordery Compliance Ltd (71%)	Ordinary	GBR4
Cordery Ltd (71%)	Ordinary	GBR4
Crediva Ltd	Ordinary	GBR5
Digital Foundry Network Ltd (50%)	Ordinary	GBR3
E & P Events LLP (50%)	Membership Interest	GBR3
Elsevier Ltd	Ordinary	GBR6
Emailage Ltd	Ordinary	GBR5
Gamer Network Ltd	Ordinary	GBR3
Gapsquare Ltd	A Ordinary, B Ordinary	GBR2
Hookshot Media Ltd (23.5%)	Ordinary	GBR8
Interfolio UK Ltd	Ordinary	GBR10
LexisNexis Risk Solutions UK Ltd	Ordinary	GBR5
LNRS Data Services Holdings Ltd	Ordinary	GBR1
LNRS Data Services Ltd	Ordinary	GBR2
Mack-Brooks Exhibitions Ltd	Ordinary	GBR3
MCM Expo Ltd	Ordinary	GBR3
Mendeley Ltd	Ordinary	GBR6
MLex Ltd	Ordinary	GBR4
Offshore Europe (Management) Ltd	Ordinary	GBR3
Offshore Europe Partnership (50%)	Partnership Interest	GBR3
Out There Gaming Ltd (70%)	Ordinary	GBR3
Oxford Spires Management Co; Ltd (55%)	Ordinary	GBR7
RE (HPL) Ltd	Ordinary	GBR1
RE (RCB) Ltd	Ordinary	GBR1
RE Secretaries Ltd	Ordinary	GBR1
RE (SOE) Ltd	Ordinary	GBR3
Reed Events Ltd	Ordinary	GBR3
Reed Exhibitions Ltd	Ordinary	GBR3
Reed Nominees Ltd	Ordinary	GBR1
RELX Finance Ltd	Ordinary	GBR1
RELX Group plc	Ordinary	GBR1
RELX (Holdings) Ltd	Ordinary	GBR1

28 Related undertakings (continued)

	Share	Reg
Company name	class	office
RELX (Investments) plc	Ordinary	GBR1
RELX Overseas Holdings Ltd	Ordinary	GBR1
RELX (UK) Ltd	Ordinary	GBR1
REV GP (UK) LLP	Membership Interest	GBR1
REV Venture Partners Ltd	Ordinary	GBR1
REV V LP	Partnership Interest	GBR1
SciBite Ltd	A Ordinary, B Ordinary, C Ordinary	GBR9
Tracesmart Ltd	Ordinary	GBR5
TruNarrative Ltd	Ordinary	GBR5

United States
Accuity Asset Verification Services Inc.	Common Stock	USA1
Accuity Inc.	Common Stock	USA1
American Textile Machinery Exhibition International Inc. (40%)	Common Stock	USA3
Aries Systems Corporation	Common Stock	USA3
BehavioSec Inc	Common Stock	USA2
Crop Data Management Systems, Inc.	Common Stock	USA2
Dunlap-Hanna Publishers (50%)	Partnership Interest	USA7
Elsevier Holdings Inc.	Common Stock	USA3
Elsevier Inc.	Common Stock	USA3
Elsevier Medical Information LLC	Membership Interest	USA3
Elsevier STM Inc.	Common Stock	USA3
Emailage Corp.	Common Stock	USA2
Enclarity, Inc.	Common Stock	USA2
Flyreel Inc.	Common Stock	USA2
Gaming Business Asia LLC (50%)	Membership Interest	USA3
Health Market Science, Inc.	Common Stock	USA2
ID Analytics LLC	Membership Interest	USA2
IDG-RBI China Publishers LLC (50%)	Membership Interest	USA3
Interfolio, Inc.	Common Stock	USA3
Interfolio Data 180, LLC	Membership Interest	USA3
Knovel Corporation	Common Stock	USA3
Knowable Inc (75%)	Common Stock	USA3
Legal InQuery Solutions Inc.	Common Stock	USA8
LexisNexis Claims Solutions Inc.	Common Stock	USA2
LexisNexis Coplogic Solutions Inc.	Common Stock	USA2
LexisNexis of Puerto Rico Inc.	Common Stock	USA8
LexisNexis Risk Data Management LLC	Membership Interest	USA2
LexisNexis Risk Holdings Inc.	Common Stock	USA2
LexisNexis Risk Solutions Inc.	Common Stock	USA2
LexisNexis Risk Solutions FL Inc.	Common Stock	USA2
LexisNexis Special Services Inc.	Common Stock	USA6
LexisNexis VitalChek Network Inc.	Common Stock	USA2
LNRS Data Services Inc.	Common Stock	USA5
Matthew Bender & Company, Inc.	Common Stock	USA3
MLex US, Inc.	Common Stock	USA3
Parley Pro Inc.	Common Stock	USA3
PCLaw Time Matters LLC (51%)	Membership Interest	USA3
Portfolio Media, Inc.	Common Stock	USA3
Reed Technology and Information Services LLC	Membership Interest	USA3
RELX Capital Inc.	Common Stock	USA4
RELX Inc.	Common Stock	USA3
RELX Risks Inc.	Common Stock	USA9
REV IV Partnership LP	Partnership Interest	USA4
SAFI Americas LLC (50%)	Membership Interest	USA3
SageStream LLC	Membership Interest	USA2
The Reed Elsevier Ventures 2005 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2011 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2013 Partnership LP	Partnership Interest	USA4
The Remick Publishers (50%)	Partnership Interest	USA7
ThreatMetrix, Inc.	Common Stock	USA2
World Compliance, Inc.	Common Stock	USA4

Vietnam
Reed Tradex Vietnam LLC (49%)	Membership Interest	VIE1

Registered offices
Australia
AUS1:	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills, NSW 2153
AUS2:	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067

Austria
AUT1:	Messeplatz 1, 1020, Vienna
AUT2:	Trabrennstrassee 2ª,1020, Vienna
AUT3:	Am Messezentrum 6, 5020, Salzburg
AUT4:	Am Messezentrum 7, 5020, Salzburg

Belgium
BEL1:	Oudenaardseheerweg 129, 9810 Nazareth

Brazil
BRA1:	Rua da Assembleia no 100, 6th Floor, RJ Centro, Rio de Janiero, 20011-904
BRA2:	Rua Bela Cintra 2305, São Paulo, 01415-009
BRA3:	Rua Bela Cintra no. 1200, 10th floor, São Paulo, 01415-001
BRA4:	Avenida Paulista, 2300-Piso Pilotis room 28, São Paulo, 01310-300
BRA5:	Rua Cel Fonseca, 203 A-Centro, Botucatu, São Paulo, 18600-200
BRA6:	Rua Funchal, 538, conjunto 42, Vila Olímpia, São Paulo - CEP 04551-060
BRA7:	Alameda Rio Negro, 161 Alphaville Industrial, Barueri, São Paulo 06.455-000
BRA8:	Alphaville, Conjuntos 81-84, Centro Empresarial Araguaia, Barueri, São Paulo
2104, 8-9 Andar

Canada
CAN1:	111 Gordon Baker Road, Suite 900, Toronto, Ontario, M2H 3R1
CAN2:	26E-1501 av. McGill College, Montreal, Quebec, H3A 3N9

China
CHN1:	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044
CHN2:	Room 516, 5th Floor, Building 22, Area 11, No. 38, Xueyuan Road, Haidian District, Beijing
CHN3:	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738
CHN4:	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027
CHN5:	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou
CHN6:	Unit 303, 3F, Tower 3 Kerry Plaza ,No.1 Zhong Xin Si Road, Fu Tian District, Fu Tian District, Shenzhen
CHN7:	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001
CHN8:	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070
CHN9:	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai
CHN10:	Room 304, Sanlian Building, No.8, Huajing Road, Pudong District, Shanghai, 200070
CHN11:	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai
CHN12:	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New District, Shanghai
CHN13:	4/F Block 3, No 999 Jingzhong Road, Changning District, Shanghai
CHN14:	A0208, 1st floor, building 2, Yard 66, Yanfu Road, Yancun Tow, Fangshan District Beijing
CHN15:	16 Donghuangchenggen North Street, Beijing, 100717
CHN16:	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048
CHN17:	5/F Unit A, Digital China Centre No. 567 Tianshan West Road, ChangNing District, Shanghai, 200335
CHN18:	Room 12B, 7th Floor, Oriental Plaza, 1 East Chang An Avenue, Beijing, 100738
CHN19:	404 F4, No.9 Shangdi 9th Street, Haidian District, Beijing, 100085

Colombia
COL1:	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogota, d.c., 76600

Denmark
DNK1:	Niels Jernes Vej 10, 9220, Aalborg East

Egypt
EGY1:	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo

28 Related undertakings (continued)

Registered offices
France
FRA1:	65, rue Camille Desmoulins, 92130, Issy les Moulineaux
FRA2:	Parc Euronord, 10 rue du Parc, 31150, Bruguieres
FRA3:	141 rue de Javel, 75015, Paris
FRA4:	52 Quai de Dion Bouton, 92800, Puteaux
FRA5:	Immeuble Technopolis, 350 rue Georges Besse, 30000, Nimes
FRA6:	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt
FRA7:	6-8 Rue Chaptal, 75009, Paris
FRA8:	151-155 Rue de Bercy, 75012, Paris
FRA9:	168 Rue Saint-Denis, 75002, Paris

Germany
DEU1:	Volklinger Strasse 4, 40219, Dusseldorf
DEU2:	St. Martin Tower, Wing, 2nd floor, Franklinstrasse 61-63, 60486, Frankfurt am Main Hessen
DEU3:	Bernhard-Wicki-Strasse 5, 80636, Munich
DEU4:	Heerdter Sandberg 30, 40549, Dusseldorf
DEU5:	Steinhauserstrasse 9, 76135, Karlsruhe
DEU6:	Joseph-Schumpeter-Allee 33, 53227, Bonn
DEU7:	Fritz-Haber-Strasse 9 OG 13, 06217 Merseburg
DEU8:	Schopenhauer Strasse 93 e, 14129, Berlin

Greece
GRE1:	188A, Filolaou Str., Athens. 11632

Hong Kong
HNK1:	5/F, Manulife Place, 348 Kwun Tong Road, Kowloon
HNK2:	Flat 1506, 15/F, Lucky Center, No. 165-171 Wan Chai Road, Wan Chai
HNK3:	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay
HNK4:	17th Floor, One Island East, Taikoo Place, 18 Westlands Road, Quarry Bay

India
IND1:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, Delhi, 110001
IND2:	Ascendas International Tech Park, Crest Building 12th Floor, Taramani Road, Taramani, Chennai, 600113
IND3:	99/100, Prestige Towers Unit No. 505, Fifth Floor, Residency Road, Bangalore, Karnataka, 560025
IND4:	25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, Karnataka, 560052

Indonesia
IDN1:	APL Tower Central Park 26th Floor Unit T3 Jl. S. Parman Kav., 28, Grogol, Pertamburan Jakarta Barat 11470
IDN2:	Gedung World Trade Center, 3 LT 20 Spaces JL Jend Sudirman Kav 29-31 RT/RW 008/003, Karet Kuningan, Setiabudi, Jakarta Selatan, DKI Jakarta 12940

Irish Republic
IRL1:	80 Harcourt Street, Dublin 2, Dublin, D02 F449
IRL2:	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, V14 YX01
IRL3:	1F Cedarhurst Building, Arkle Road, Sandyford Business Park, Dublin, D18 X6N2

Israel
ISR1:	Meitar, Attorneys at Law, 16 Abba Hillel Rd. Ramat Gan 5250608

Italy
ITA1:	Via Marostica 1, 20146, Milan
ITA2:	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milan

Japan
JPN1:	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JPN2:	1-9-15, Higashi Azabu, Minato-ku Tokyo, 106-0044
JPN3:	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, 163-0525

Korea (Republic of)
KOR1:	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoul, 140-861
KOR2:	206 Noksapyeong-daero, Yongsan-gu, Seoul, 140-861
KOR3:	1622-24 Block A Terra Tower 2, 201 Songpa-daero, Songpa-gu, Seoul
KOR4:	4th floor at 195-6 Jamsil-dong, Songpagu, Seoul

Macau
MAC1:	Rua De Xangai, No. 175 Edif. Associacao Comercial de Macau, 11 Andar, Bloco K

Malaysia
MYS1:	Suite 29-1, Level 29, Vertical Corporate, Tower B, Avenue 10, The Vertical, 59200 Bangsar South City, Kuala Lumpur

Registered offices
Mexico
MEX1:	Masson-Doyma Mexico S.A., Av Insurgentes Sur 1388 Piso 8, Col Actipan Mixcoac Del. Benito Juarez, Mexico DF, CP 03230
MEX2:	Avenida Paseo de la Reforma 243, Piso 15, Col. Cuauhtemoc, Mexico City, 06500

Netherlands
NLD1:	Radarweg 29, 1043 NX Amsterdam
NLD2:	Hanzestraat 1, 7006RH Doetinchem

New Zealand
NZL1:	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011

Philippines
PHL1:	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101

Poland
POL1:	Plac Grunwaldzki 23-27, 50-365 Wroclaw
POL2:	Al. JJana Pawla II, 22, 00-133, Warszawa

Russia
RUS1:	2nd Syromyatnichesky per, bld.1, Space I, Room 13, 105120, Moscow
RUS2:	Building 1, Facility 1, Room 80, 9/26 Shchipok St., Municipal District Zamoskvorechye, 115054, Moscow
RUS3:	Building 1, facility 1, Room 5, 9/26 Shchipok St., Municipal District Zamoskvorechye, 115054, Moscow

Singapore
SGP1:	3 Killiney Road, #08-01 Winsland House 1, 239519
SGP2:	80 Robinson Road, #02-00, 068898
SGP3:	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, 48602551

South Africa
ZAF1:	Ground Floor, Pebble Beach, Fourways Golf Park, Roos Street, Fourways Sandton, Johannesburg, Gauteng 2068
ZAF2:	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191

Spain
ESP1:	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona

Sweden
SWE1:	Aurorum 8A 977 75 Lulea

Switzerland
CHE1:	Bahnhofstrasse 100, 8001 Zurich

Taiwan
TWN1:	Rm N818, 8F, Chia Hsin Building II, No. 9, Lane 3, Minsheng West Road, Taipei 10449

Thailand
THA1:	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500
THA2:	14th Floor, CTI Tower, 191/70-73 Ratchadapisek Road, Khwaeng Klongtoey, Khet, Klongtoey, Bangkok
THA3:	2 Ploenchit Centre, Room 7, Floor G., Sukhumvit Road, Klongtoey, Bangkok, 10110

Turkey
TUR1:	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 Sisli-Maslak, Istanbul
TUR2:	Tuyap Fuar ve Kongre Merkezi, Cumhuriyet Mahallesi Eski Hadimkoy Yolu 9/4, 34500 Buyukcekmece, Istanbul
TUR3:	Esentepe Mah. Ali Kaya SK. Polat Plaza B Blok No: 1/1B Sisli, Istanbul

United Arab Emirates
UAE1:	Office 0225 Podium 2, Yas Creative Hub Tower 2, Abu Dhabi, PO BOX 77899
UAE2:	Al Sufouh Complex, Office nos. 404, 405, 406 & 407, Dubai Media City, Dubai

United Kingdom
GBR1:	1-3 Strand, London, WC2N 5JR
GBR2:	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS
GBR3:	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN
GBR4:	Lexis House, 30 Farringdon Street, London, EC4A 4HH
GBR5:	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN
GBR6:	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB

Registered offices
GBR7:	40 Kimbolton Road, Bedford, MK40 2NR
GBR8:	5 Oakwood Drive, Loughborough, LE11 3QF
GBR9:	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, CB10 1DR
GBR10:	The Barn, Horningsea Road, Cambridge, CB5 8SZ

United States
USA1:	1007 Church Street, Evanston IL 60201
USA2:	1000 Alderman Dr., Alpharetta, GA 30005
USA3:	230 Park Ave, New York, NY 10169
USA4:	1105 North Market St, Wilmington, DE 19801
USA5:	3355 West Alabama Street, Houston, TX 77098
USA6:	1150 18th St, NW, Washington, DC 20036
USA7:	313 Washington Street, Suite 400, Newton, MA 02458
USA8:	9443 Springboro Pike, Miamisburg, OH 45342
USA9:	76 St. Paul Street, Suite 500, Burlington, VT 05401-4477

Vietnam
VIE1:	2nd Floor, Kova Center, 92G-92H Nguyen Huu Canh Street, Ward no. 22, District. Binh Thanh, Ho Chi Minh City

Summary of subsidiaries taking advantage of audit exemption

Registration
Company name	number
Butterworths Limited	2826955
Crediva Limited	6567484
E&P Events LLP	OC328529
Emailage Limited	9282165
Interfolio UK Limited	7820803
Mack-Brooks Exhibitions Limited	967560
MCM Expo Limited	8421024
MLex Limited	5488651
Offshore Europe (Management) Limited	2318214
RE (SOE) Limited	2330299
Reed Events Limited	5893942
RELX (Holdings) Limited	5807690
RELX (Investments) plc	5810043
RELX Overseas Holding Limited	9489059
REV GP (UK) LLP	OC437653
REV Venture Partners Limited	4226986
SciBite Limited	7778456
Tracesmart Limited	3827062
TruNarrative Limited	10241297